FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Sep. 27, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES	FINANCIAL DERIVATIVES AND HEDGING ACTIVITIES
As part of the Company’s overall risk management practices, the Company enters into financial derivatives to manage its financial exposures to foreign currency exchange rates and interest rates.
The Company records all derivatives on the consolidated balance sheets at fair value. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting, and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. A qualitative assessment of hedge effectiveness is performed on a quarterly basis, unless facts and circumstances indicate the hedge may no longer be highly effective.    The changes in fair value for all trades that are not designated for hedge accounting are recognized in current period earnings. The Company does not offset fair value amounts recognized for derivative instruments in its consolidated balance sheets for presentation purposes.
Credit risk related to derivative transactions reflects the risk that a party to the transaction could fail to meet its obligation under the derivative contracts. Therefore, the Company’s exposure to the counterparty’s credit risk is generally limited to the amounts, if any, by which the counterparty’s obligations to the Company exceed the Company’s obligations to the counterparty. The Company’s policy is to enter into contracts only with financial institutions which meet certain minimum credit ratings to help mitigate counterparty credit risk.
Derivatives Designated as Hedging Instruments - Cash Flow Hedges
The Company uses interest rate swap contracts as cash flow hedges to manage its exposure to fluctuations in LIBOR interest rates. Interest rate swap contracts hedging variable rate debt effectively fix the LIBOR component of its interest rate for a specific period of time.
As of September 27, 2019, the Company had the following outstanding derivatives designated as cash flow hedging instruments:

(In millions, except for number of instruments)	Number of Instruments	Notional Value
Interest Rate Swap Contracts	6	$264.4

The following table summarizes the amount of pre-tax earnings recognized from derivative instruments for the periods indicated and the line items in the accompanying statements of operations where the results are recorded for cash flow hedges:

	Amount of Gain or (Loss) Recognized in OCI on Derivative Fiscal Year Ended			Location of Gain or (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income Fiscal Year Ended
(In millions)	2019	2018	2017		2019	2018	2017
Interest Rate Swap Contracts	$(6.3)	$6.9	$0.6	Interest expense	$1.9	$0.1	$(0.3)
The Company expects that $0.1 million of the accumulated other comprehensive (loss) income related to cash flow hedges will be realized in pre-tax earnings over the next 12 months, but the amount will vary depending on interest rates.
These derivative instruments are subject to master netting agreements giving effect to rights of offset with each counterparty. None of the balances were eligible for netting. The following table summarizes the gross fair values of derivative instruments as of the periods indicated and the line items in the accompanying consolidated balance sheets where the instruments are recorded.

	Derivative Assets			Derivative Liabilities
(In millions)		September 27, 2019	September 28, 2018		September 27, 2019	September 28, 2018
Derivatives designated as cash flow hedges	Balance sheet location			Balance sheet location
Interest rate swap contracts	Other current assets	$—	$2.2	Other current liabilities	$—	$—
Interest rate swap contracts	Other non-current assets	—	5.5	Other non-current liabilities	(0.5)	—
		$—	$7.7		$(0.5)	$—

Derivatives Designated as Hedging Instruments - Net Investment Hedges
The Company uses cross currency swap contracts as net investment hedges to manage its risk of variability in foreign currency-denominated net investments in wholly-owned international operations. All changes in fair value of the derivatives designated as net investment hedges are reported in accumulated other comprehensive (loss) income along with the foreign currency translation adjustments on those investments. As of September 27, 2019, the Company had the following outstanding derivatives designated as net investment hedging instruments:

(In millions, except for number of instruments)	Number of Instruments	Notional Value
Cross Currency Swap Contracts	4	$77.7

The following table summarizes the amount of pre-tax earnings recognized from derivative instruments for the periods indicated and the line items in the accompanying statements of operations where the results are recorded for net investment hedges:

	Amount of Gain or (Loss) Recognized in OCI on Derivative Fiscal Year Ended			Location of Gain or (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing)	Amount of Gain or (Loss) Recognized in Income on Derivative (Amount Excluded from Effectiveness Testing)
(In millions)	2019	2018	2017		2019	2018	2017
Cross Currency Swap Contracts	$(0.2)	$—	$—	Interest expense	$0.2	$—	$—
These derivative instruments are subject to master netting agreements giving effect to rights of offset with each counterparty. None of the balances were eligible for netting. The following table summarizes the gross fair values of derivative instruments as of the periods indicated and the line items in the accompanying consolidated balance sheets where the instruments are recorded:

	Derivative Assets			Derivative Liabilities
(In millions)		September 27, 2019	September 28, 2018		September 27, 2019	September 28, 2018
Derivatives designated as net investment hedges	Balance sheet location			Balance sheet location
Cross currency swap contracts	Other current assets	—	—	Other current liabilities	(0.2)	—
		$—	$—		$(0.2)	$—

Balance Sheet Hedges
The Company also enters into foreign currency forward contracts to hedge fluctuations associated with foreign currency denominated monetary assets and liabilities, primarily cash, third-party accounts receivable, accounts payable, and intercompany receivables and payables. These forward contracts expire within 30 days. These forward contracts are not designated for hedge accounting treatment, therefore, the change in fair value of these derivatives is recorded as a component of other income (expense) and offsets the change in fair value of the foreign currency denominated assets and liabilities, which are also recorded in other income (expense). The effect of derivative instruments not designated as hedges for fiscal year 2019 was a loss of $1.5 million, which was primarily related to the purchase price hedge established following the announcement of the Company's planned acquisition of Direct Conversion. The Company does not, and does not intend to use derivative financial instruments for speculative or trading purposes.
The following table shows the notional amounts of outstanding foreign currency contracts entered into under its balance sheet hedge program as of September 27, 2019:

	Notional Value of Derivatives not Designated as Hedging Instruments:
In millions	Buy contracts	Sell contract
Japanese yen	$0.9	$—
Swiss franc	—	(1.0)
Chinese renminbi	1.8	—
Euro	8.8	—
	$11.5	$(1.0)